Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2011
Fair Value Assets And Liabilities Measured On Recurring Basis [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The following table sets out the Company’s financial assets and (liabilities) measured at fair value, by level, within the hierarchy as at September 30, 2011 (in US Dollars, millions):

Items measured at fair value on a recurring basis

Description	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	1,075			1,075
Marketable equity securities	90			90
Mandatory convertible bonds	(771)			(771)
Option component of convertible bonds		(78)		(78)

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Table Text Block]

The following inputs were used in the valuation of the conversion features of convertible bonds as at September 30:

2011

Market quoted bond price (percent)	109.250
Fair value of bond excluding conversion feature (percent)	98.670
Fair value of conversion feature (percent)	10.580
Total issued bond value ($ million)	732.5

The option component of the convertible bonds is calculated as the difference between the price of the bond including the option component (bond price) and the price excluding the option component (bond floor price).

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Fair Value Assets Measured On Nonrecurring Basis [Text Block]
			Nine months ended September 30,
						2011
							(unaudited)
							(in US Dollars, millions)

Items measured at fair value on a non-recurring basis

During the nine months ended September 30, 2011, the Company fully impaired and wrote-off certain assets in South Africa and Continental Africa. See note D. This resulted in a loss, which is included in earnings, of:					14

During the nine months ended September 30, 2011, the Company fully impaired its equity method investment in Orpheo (Proprietary) Limited. See note M. This resulted in a loss, which is included in equity income in associates, of:					2

The above items are summarized as follows:

	Fair value	Level 1	Level 2	Level 3	Total gain/(loss)
Description	$	$	$	$	$
Long-lived assets abandoned	-				(14)
Investment in associates	-				(2)
	-	-	-	-	(16)